Document and Entity Information	12 Months Ended
Nov. 01, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Jul. 31, 2011
Registrant Name	ALLIANCEBERNSTEIN SMALL MID CAP GROWTH FUND
Central Index Key	0000019614
Amendment Flag	false
Document Creation Date	Aug. 02, 2012
Document Effective Date	Aug. 02, 2012
Prospectus Date	Nov. 01, 2011